SUBSEQUENT EVENTS: - Additional Information (Details) $ in Millions	1 Months Ended
Jan. 31, 2022 USD ($)
Subsequent event | Tapjoy Inc [Member]
Subsequent Event [Line Items]
Total consideration	$ 400